Note 14 - Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	646,887	750,120